ORGANIZATION, DESCRIPTION AND SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Organization

Organization

BioModeling Solutions, Inc. (“BioModeling”) was organized on March 20, 2007 as an Oregon limited liability company, and subsequently incorporated in 2013. On August 16, 2016, BioModeling entered into a share exchange agreement (the “SEA”) with First Vivos, Inc., a Texas corporation (“First Vivos”), and Vivos Therapeutics, Inc., a Wyoming corporation (“Vivos”), which was established on July 7, 2016 to facilitate the SEA transaction. Pursuant to the SEA, all of the outstanding shares of common stock and warrants of BioModeling and all of the shares of common stock of First Vivos were exchanged for newly issued shares of common stock and warrants of Vivos, the legal acquirer.

The transaction was accounted for as a reverse acquisition and recapitalization, with BioModeling as the acquirer for financial reporting and accounting purposes. Upon the consummation of the merger, the historical financial statements of BioModeling became the Company’s historical financial statements and recorded at their historical carrying amounts.

On August 12, 2020, Vivos reincorporated from Wyoming to become a domestic Delaware corporation under Delaware General Corporate Law. Accordingly, as used herein, the term “the Company,” “we,” “us,” “our” and similar terminology refer to Vivos Therapeutics, Inc., a Delaware corporation, and its consolidated subsidiaries. As used herein, the term “Common Stock” refers to the common stock, $0.0001 par value per share, of Vivos Therapeutics, Inc., a Delaware corporation.

Reverse Stock Split

On October 25, 2023, the Company effected a reverse stock split of its outstanding shares of common stock at a ratio of 1-for-25 (the “Reverse Stock Split”). The Reverse Stock Split, which was approved by the Company’s Board of Directors under authority granted by the Company’s stockholders at the Company’s 2023 Annual Meeting of Stockholders held on September 22, 2023, was consummated pursuant to a Certificate of Amendment filed with the Secretary of State of Delaware on October 25, 2023 (the “Certificate of Amendment”). Unless the context otherwise requires, all references in the accompanying financial statements, these footnotes to the financial statements in general to shares of the Company’s common stock, including prices per share of the common stock, reflect the Reverse Stock Split. Fractional shares were not issued, and the final number of shares were rounded up to the next whole share.

Organization

BioModeling Solutions, Inc. (“BioModeling”) was organized on March 20, 2007 as an Oregon limited liability company, and subsequently incorporated in 2013. On August 16, 2016, BioModeling entered into a share exchange agreement (the “SEA”) with First Vivos, Inc. (“First Vivos”), and Vivos Therapeutics, Inc. (“Vivos”), a Wyoming corporation established on July 7, 2016 to facilitate this share exchange combination transaction. Vivos was formerly named Corrective BioTechnologies, Inc. until its name changed on September 6, 2016 to Vivos Biotechnologies and on March 2, 2018 to Vivos Therapeutics, Inc. and had no substantial pre-combination business activities. First Vivos was incorporated in Texas on November 10, 2015. Pursuant to the SEA, all of the outstanding shares of common stock and warrants of BioModeling and all of the shares of common stock of First Vivos were exchanged for newly issued shares of common stock and warrants of Vivos, the legal acquirer.

The transaction was accounted for as a reverse acquisition and recapitalization, with BioModeling as the acquirer for financial reporting and accounting purposes. Upon the consummation of the merger, the historical financial statements of BioModeling became the Company’s historical financial statements and recorded at their historical carrying amounts.

On August 12, 2020, Vivos reincorporated from Wyoming to become a domestic Delaware corporation under Delaware General Corporate Law. Accordingly, as used herein, the term “the Company,” “we,” “us.” “our” and similar terminology refer to Vivos Therapeutics, Inc., a Delaware corporation and its consolidated subsidiaries. As used herein, the term “Common Stock” refers to the common stock, $0.0001 par value per share, of Vivos Therapeutics, Inc., a Delaware corporation.

Reverse Stock Split

On October 25, 2023, the Company effected a reverse stock split of its outstanding shares of common stock at a ratio of 1-for-25 (the “Reverse Stock Split”). The Reverse Stock Split, which was approved by the Company’s Board of Directors under authority granted by the Company’s stockholders at the Company’s 2023 Annual Meeting of Stockholders held on September 22, 2023, was consummated pursuant to a Certificate of Amendment filed with the Secretary of State of Delaware on October 25, 2023 (the “Certificate of Amendment”). Unless the context otherwise requires, all references in the accompanying financial statements, these footnotes to the financial statements in general to shares of the Company’s common stock, including prices per share of the common stock, reflect the Reverse Stock Split. Fractional shares were not issued, and the final number of shares were rounded up to the next whole share.

Description of Business

Description of Business

We are a medical technology and services company that features a comprehensive suite of proprietary oral appliances and therapeutic treatments. Our products non-surgically treat certain maxillofacial and developmental abnormalities of the mouth and jaws that are closely associated with breathing and sleep disorders such as mild to severe obstructive sleep apnea (“OSA”) and snoring in adults. The Company offers three separate clinical pathways or programs to providers—Guided Growth and Development, Lifeline, and Complete Airway Repositioning and Expansion (“CARE”). Each program features certain oral appliances coupled with specific therapeutic treatments, and each clinical pathway is intended to address the specific needs of a diverse patient population with different patient needs. For example, the Guided Growth and Development program features the Vivos Guide and PEx appliances along with adjunctive, non-Company therapies used by a dentist (such as CO2 laser treatments and other therapies) designed for treating palatal growth (growth of the mouth roof) and expansion in pediatric patients as they grow. The mid-range priced Lifeline program features a selection of mandibular advancement devices (“MADs”) such as the Versa and Vida Sleep which are FDA 510(k) cleared for mild-to-moderate OSA in adults, along with the patented Vida appliance, which is FDA 510(k) cleared as unspecified classification for the alleviation of Temporomandibular Joint Dysfunction (“TMD”) symptoms, bruxism, migraine headaches, and nasal dilation.

The Company’s flagship CARE program, which is part of The Vivos Method, features the Company’s patented DNA, mRNA and mmRNA appliances, which are also FDA 510(k) cleared for mild-to-severe OSA and snoring in adults. The Vivos Method may also include adjunctive myofunctional, chiropractic/physical therapy, and laser treatments that, when properly used with the CARE appliances, constitute a powerful non-invasive and cost-effective means of reducing or eliminating OSA symptoms. In a small subset of a study, the data has actually shown that The Vivos Method can reverse OSA symptoms in a large portion (up to 80%) of patients. The primary competitive advantage of The Vivos Method over other OSA therapies is that The Vivos Method’s typical course of treatment is limited in most cases to 12 to 15 months, and it is possible not to need lifetime intervention, unlike CPAP and neuro-stimulation implants. Additionally, out of over 47,000 patients treated to date worldwide with the Company’s entire current suite of products, there have been very few instances of relapse.

The Company also offers a suite of diagnostic and support products and services to dental and medical providers and distributors who treat patients with OSA or related conditions. Such products and services include (i) VivoScore home sleep screenings and tests (powered by SleepImage® technology), (ii) AireO2 (an electronic health record program designed specifically for use by dentists treating sleep patients), (iii) Treatment Navigator (a concierge service to assist a provider in educating and supporting the doctors as they navigate insurance coverage, diagnostic indications and treatment options), (iv) Billing Intelligence Services (“BIS”) (which optimizes medical and dental reimbursement), (v) advanced training and continuing education courses at the Company’s Vivos Institute in Denver, Colorado, (vi) MyoCorrect, a service through which Vivos-trained providers can provide orofacial myofunctional therapy (“OMT”) to patients via a telemedicine platform, and (vii) the Company’s Medical Integration Division (“MID”), which manages independent medical practices under management and development agreements which pays the Company from six (6%) to eight (8%) percent of all net revenue from sleep-related services as well as development fees.

Another aspect of the Company’s business model is to teach, train, and support dentists, medical doctors, and distributors in the use of the Company’s products and services. Dentists who use the Company’s products and services typically enroll in a variety of live or online training and educational programs offered through the Company’s Vivos Institute—an 18,000 sq. ft. facility located near the Denver International Airport. Dentists are able to select the specific program or clinical pathway that they want to focus on, such as Guided Growth and Development or Lifeline or both. Dentists may also enroll in the VIP program for the complete set training, educational, and support services available in all three clinical pathway programs. Dentists enrolled in the VIP Program are referred to as “VIPs.” The Company charges upfront enrollment fees to educate and train new providers. The Company also charges for the ancillary support services listed above and views each product and service as a revenue/profit center.

Further, in an effort to expand its potential for revenue generation, in June 2024, the Company entered into a strategic marketing and distribution alliance with an operator of multiple sleep testing and treatment centers in Colorado, under which each party’s products and services will be offered together as a comprehensive solution to OSA patients seeking obstructive sleep apnea treatment. Under this model, the Company will invoice patients (rather than dentists), for treatment by Vivos employed dentists. The Company anticipates this will be the first of a series of similar alliances across the country, marking an important pivot in the Company’s marketing and distribution model for treating patients and distributing its cutting edge OSA appliances.

Description of Business

We are a medical technology and services company that features a comprehensive suite of proprietary oral appliances and therapeutic treatments. Our products non-surgically treat certain maxillofacial and developmental abnormalities of the mouth and jaws that are closely associated with breathing and sleep disorders such as, mild to severe obstructive sleep apnea (“OSA”) and snoring in adults. The Company offers three separate clinical pathways or programs to providers—Guided Growth and Development, Lifeline, and Complete Airway Repositioning and Expansion (“CARE”). Each program features certain oral appliances coupled with specific therapeutic treatments, and each clinical pathway is intended to address the specific needs of a diverse patient population with different patient journeys. For example, the Guided Growth and Development program features the Vivos Guide and PEx appliances along with CO2 laser treatments and other adjunctive therapies designed for treating palatal growth and expansion in pediatric patients as they grow. The mid-range priced Lifeline program features a selection of mandibular advancement devices (“MADs”) such as the Versa and Vida Sleep which are FDA 510(k) cleared for mild-to-moderate OSA in adults, along with the patented Vida appliance, which is FDA 510(k) cleared as unspecified classification for the alleviation of Temporomandibular Joint Dysfunction (“TMD”) symptoms, bruxism, migraine headaches, and nasal dilation.

The Company’s flagship CARE program, which is part of The Vivos Method, features the Company’s patented DNA, mRNA and mmRNA appliances, which are also FDA 510(k) cleared for mild-to-severe OSA and snoring in adults. The Vivos Method may also include adjunctive myofunctional, chiropractic/physical therapy, and laser treatments that, when properly used with the CARE appliances, constitute a powerful non-invasive and cost-effective means of reducing or eliminating OSA symptoms. In a small subset of a study, the data has actually shown that The Vivos Method can reverse OSA symptoms in a large portion (up to 80%) of patients. The primary competitive advantage of The Vivos Method over other OSA therapies is that The Vivos Method’s typical course of treatment is limited in most cases to 12 to 15 months, and it is possible not to need lifetime intervention, unlike CPAP and neuro-stimulation implants. Additionally, out of approximately 42,000 patients treated to date worldwide with the Company’s entire current suite of products, there have been very few instances of relapse.

The Company offers a suite of diagnostic and support products and services to dental and medical providers and distributors who service patients with OSA or related conditions. Such products and services include (i) VivoScore home sleep screenings and tests (powered by SleepImage® technology), (ii) AireO2 (an electronic health record program designed specifically for use by dentists treating sleep patients), (iii) Treatment Navigator (a concierge service to assist a provider in educating and supporting the doctors as they navigate insurance coverage, diagnostic indications and treatment options), (iv) Billing Intelligence Services (which optimizes medical and dental reimbursement), (v) advanced training and continuing education courses at the Company’s Vivos Institute in Denver, Colorado, (vi) MyoCorrect, a service through which Vivos-trained providers can provide orofacial myofunctional therapy (“OMT”) to patients via a telemedicine platform, and (vii) the Company’s Medical Integration Division (“MID”), which manages independent medical practices under management and development agreement which pays the Company from six (6%) to eight (8%) percent of all net revenue from sleep-related services as well as development fees.

The Company’s business model is to teach, train, and support dentists, medical doctors, and distributors in the use of the Company’s products and services. Dentists who use the Company’s products and services typically enroll in a variety of live or online training and educational programs offered through the Company’s Vivos Institute—an 18,000 sq. ft. facility located near the Denver International Airport. Dentists are able to select the specific program or clinical pathway that they want to focus on, such as Guided Growth and Development or Lifeline or both. They may also enroll in the VIP program for the complete set training, educational, and support services available in all three clinical pathway programs. Dentists enrolled in the VIP Program are referred to as “VIPs.” The Company charges up front enrollment fees to educate and train new providers. The Company also charges for the ancillary support services listed above, and views each product and service as a revenue/profit center.

Basis of Presentation and Consolidation

Basis of Presentation and Consolidation

The Company’s unaudited condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). Any reference in these notes to applicable guidance is meant to refer to the authoritative GAAP as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Updates (“ASU”) of the Financial Accounting Standards Board (“FASB”).

In the opinion of management, the accompanying unaudited condensed consolidated financial statements include all adjustments, consisting of normal recurring adjustments, which are necessary to present fairly the Company’s financial position, results of operations, and cash flows. The condensed consolidated balance sheet at December 31, 2023 has been derived from audited financial statements at that date. The interim results of operations are not necessarily indicative of the results that may occur for the full fiscal year. Certain information and footnote disclosure normally included in the financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to instructions, rules, and regulations prescribed by the United States Securities and Exchange Commission (“SEC”).

The Company believes that the disclosures provided herein are adequate to make the information presented not misleading when these unaudited condensed consolidated financial statements are read in conjunction with the December 31, 2023 audited consolidated financial statements contained in the Company’s 2023 Annual Report on Form 10-K, which was filed with the Securities and Exchange Commission on March 28, 2024.

Basis of Presentation and Consolidation

The accompanying consolidated financial statements, which include the accounts of the Company and its wholly owned subsidiaries (BioModeling, First Vivos, Vivos Therapeutics (Canada) Inc., Vivos Management and Development, LLC, Vivos Del Mar Management, LLC, Vivos Modesto Management, LLC, Vivos Therapeutics DSO LLC, a Colorado limited liability company, and Vivos Airway Alliances, LLC, a Colorado limited liability company), are prepared in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”). All significant intercompany balances and transactions have been eliminated in consolidation.

Emerging Growth Company Status

Emerging Growth Company Status

The Company is an “emerging growth company” (an “EGC”), as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and as a result, the Company may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not EGCs. These include, but are not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002 (the “Sarbanes-Oxley Act”), reduced disclosure obligations regarding executive compensation, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts EGCs from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-EGC but any such election to opt out is irrevocable. The Company currently expects to retain its status as an EGC until the year ending December 31, 2026, but this status could end sooner under certain circumstances.

Revenue Recognition

Revenue Recognition

The Company generates revenue from the sale of products and services. A significant majority of the Company’s revenues are generated from enrolling dentists as either (i) Guided Growth and Development VIPs; (ii) Lifeline VIPs; (iii) combined Guided Growth and Development and Lifeline VIPs; or Premier Vivos Integrated Providers (“Premier VIPs”). Prior to the second quarter of 2023, the majority of VIP enrollments were Premier VIPs. The other, lower priced enrollments were piloted in prior fiscal quarters on a limited basis. They were officially adopted during the second quarter of 2023. For each VIP program, revenue is recognized when control of the products or services is transferred to customers (i.e., VIP dentists ordering such products or services for their patients) in a manner that reflects the consideration the Company expects to be entitled to in exchange for those products and services.

Following the guidance of ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”) and the applicable provisions of ASC Topic 842, Leases (“ASC 842”), the Company determines revenue recognition through the following five-step model, which entails:

1)	identification of the promised goods or services in the contract;
2)	determination of whether the promised goods or services are performance obligations, including whether they are distinct in the context of the contract;
3)	measurement of the transaction price, including the constraint on variable consideration;
4)	allocation of the transaction price to the performance obligations; and
5)	recognition of revenue when, or as the Company satisfies each performance obligation.

Service Revenue

VIP Enrollment Revenue

The Company reviews its VIP enrollment contracts from a revenue recognition perspective using the 5-step method outlined above. All program enrollees, irrespective of their level of enrollment, are commonly referred to as VIPs, unless it is necessary to specify their particular program. Once it is determined that a contract exists (i.e., a VIP enrollment agreement is executed and payment is received), service revenue related to VIP enrollments is recognized when the underlying services are performed. The price of the Premier VIP enrollment that the VIP pays upon execution of the contract is significant, running at approximately $26,200, with different entry levels for the various programs described above. Unearned revenue reported on the balance sheet as contract liability represents the portion of fees paid by VIP customers for services that have not yet been performed as of the reporting date and are recorded as the service is rendered. The Company recognizes this revenue as performance obligations are met. Accordingly, the contract liability for unearned revenue is a significant liability for the Company. Provisions for discounts are provided in the same period that the related revenue from the products and/or services is recorded.

The Company enters into programs that may provide for multiple performance obligations. Commencing in 2018, the Company began enrolling medical and dental professionals in a one-year program (now known as the Premier VIP Program) which includes training in a highly personalized, deep immersion workshop format which provides the Premier VIP dentist access to a team who is dedicated to creating a successful integrated practice.

VIP enrollment fees include multiple performance obligations which vary on a contract-by-contract basis. The performance obligations included with enrollments may include sleep apnea rings, a six or twelve month BIS subscription, a marketing package, lab credits and the right to sell our appliances. The Company allocates the transaction price of a VIP enrollment contract to each performance obligation under such contract using the relative standalone selling price method. The relative standalone price method is based on the proportion of the standalone selling price of each performance obligation to the sum of the total standalone selling prices of all the performance obligations in the contract.

The right to sell is similar to a license of intellectual property because without it the VIP cannot purchase appliances from the Company. The right to sell performance obligation includes the Vivos training and enrollment materials which prepare dentists for treating their patients using The Vivos Method.

Because the right to sell is never sold outside of VIP contracts, and VIP contracts are sold for varying prices, the Company believes that it is appropriate to estimate the standalone selling price of this performance obligation using the residual method. As such, the observable prices of other performance obligations under a VIP contract will be deducted from the contract price, with the residual being allocated to the right to sell performance obligation.

The Company uses significant judgements in revenue recognition including an estimation of customer life over which it recognizes the right to sell. The Company has determined that Premier VIPs who do not complete sessions 1 and 2 of training rarely complete training at all and fail to participate in the Premier VIP program long term. Since the beginning of the Premier VIP program, just under one-third of new VIP members fall into this category, and the revenue allocated to the right to sell for those VIPs is accelerated at the time in which it becomes remote that a VIP will continue in the program. Revenue is recognized in accordance with each individual performance obligation unless it becomes remote the VIP will continue, at which time the remainder of revenue is accelerated and recognized in the following month. Those VIPs who complete training typically remain active for a much longer period, and revenue from the right to sell for those VIPs is recognized over the estimated period of which those VIPs will remain active. Because of various factors occurring year to year, the Company has estimated customer life for each year a contract is initiated. The estimated customer lives are calculated separately for each year and have been estimated at 15 months for 2020, 14 months for 2021, 18 months for 2022, 23 months for 2023, and 27 months in 2024, as a result of customers staying active for longer periods of time. The right to sell is recognized on a sum of the years’ digits method over the estimated customer life for each year as this approximates the rate of decline in VIPs purchasing behaviors we have observed.

Other Service Revenue

In addition to VIP enrollment service revenue, in 2020 the Company launched BIS, an additional service on a monthly subscription basis, which includes the Company’s AireO2 medical billing and practice management software. Revenue for these services is recognized monthly during the month the services are rendered.

The Company also offers its VIPs the ability to provide MyoCorrect to the VIP’s patients as part of treatment with The Vivos Method. The program includes packages of treatment sessions that are sold to the VIPs and resold to their patients. Revenue for MyoCorrect services is recognized over the 12-month performance period as therapy sessions occur.

Allocation of Revenue to Performance Obligations

The Company identifies all goods and services that are delivered separately under a sales arrangement and allocates revenue to each performance obligation based on relative fair values. These fair values approximate the prices for the relevant performance obligation that would be charged if those services were sold separately, and are recognized over the relevant service period of each performance obligation. After allocation to the performance obligations, any remainder is allocated to the right to sell under the residual method and is recognized over the estimated customer life. In general, revenues are separated between durable medical equipment (product revenue) and education and training services (service revenue).

Treatment of Discounts and Promotions

From time to time, the Company offers various discounts to its customers. These include the following:

1)	Discount for cash paid in full
2)	Conference or trade show incentives, such as subscription enrollment into the SleepImage® home sleep test program, or a free trial period for the SleepImage® lease program
3)	Negotiated concessions on annual enrollment fee
4)	Credits/rebates to be used towards future product orders such as lab rebates

The amount of the discount is determined up front prior to the sale. Accordingly, measurement is determined before the sale occurs and revenue is recognized based on the terms agreed upon between the Company and the customer over the performance period. In rare circumstances, a discount has been given after the sale during a conference which is offering a discount to full price. In this situation, revenue is measured and the change in transaction price is allocated over the remaining performance obligation.

The amount of consideration can vary by customer due to promotions and discounts authorized to incentivize a sale. Prior to the sale, the customer and the Company agree upon the amount of consideration that the customer will pay in exchange for the services the Company provides. The net consideration that the customer has agreed to pay is the expected value that is recognized as revenue over the service period. At the end of each reporting period, the Company updates the transaction price to represent the circumstances present at the end of the reporting period and any changes in circumstances during the reporting period.

Product Revenue

In addition to revenue from services, the Company also generates revenue from the sale of its line of oral devices and preformed guides (known as appliances or systems) to its customers, the VIP dentists or OSA patients. These include the DNA appliance®, mRNA appliance®, the mmRNA appliance, the Versa, the Vida, the Vida Sleep and others. The Company expanded its product offerings in the first quarter of 2023 via the acquisition of certain U.S. and international patents, product rights, and other miscellaneous intellectual property from Advanced Facialdontics, LLC, a New York limited liability company (“AFD”). Revenue from appliance sales is recognized when the control of a product is transferred to the VIP in an amount that reflects the consideration it expects to be entitled to in exchange for those products. The VIP in turn charges the VIP’s patient and or patient’s insurance a fee for the appliance and for his or her professional services in measuring, fitting, and installing the appliance and educating the patient as to its use. The Company contracts with VIPs for the sale of the appliance and is not involved in the sale of the products and services from the VIP to the VIP’s patient.

The Company’s appliances are similar to a retainer that is worn in the mouth after braces are removed. Each appliance is unique and is fitted to the patient. The Company utilizes its network of certified VIPs throughout the United States and in some non-U.S. jurisdictions (notably Canada and Australia) to sell the appliances to their customers as well as in two dental centers that the Company operates. The Company utilizes third party contract manufacturers or labs to produce its patient-customized, patented appliances and its preformed guides. The manufacturer designated by the Company produces the appliance in strict adherence to the Company’s patents, design files, treatments, processes and procedures and under the direction and specific instruction of the Company, ships the appliance to the VIP who ordered the appliance from the Company. All of the Company’s contract manufacturers are required to follow the Company’s master design files in production of appliances or the lab will be in violation of the FDA’s rules and regulations. The Company performed an analysis and concluded it is the principal in the transaction since it has control of the product and is reporting revenue gross. The Company bills the VIP the contracted price for the appliance which is recorded as product revenue. Product revenue is recognized once the appliance ships to the VIP under the direction of the Company.

In support of the VIPs using the Company’s appliances for their patients, the Company utilizes a team of trained technicians to measure, order and fit each appliance. Revenue is recognized differently for Company owned centers and distribution alliances with third party sleep centers than it does for revenue from VIPs. Upon scheduling the patient (which is the Company’s customer in this case), the center takes a deposit and reviews the patient’s insurance coverage. The Company recognizes revenue in the centers after the appliance is received from the manufacturer and once the appliance is fitted and provided to the patient.

The Company offers certain dentists (known as Clinical Advisors) discounts to standard VIP pricing. This is done to help encourage Clinical Advisors, who help the VIPs with technical aspects of the Company’s products, to purchase Company products for their own practices. In addition, from time to time, the Company offers credits to incentivize VIPs to adopt the Company’s products and increase case volume within their practices. These incentives are recorded as a liability at issuance and are deducted from the related product sale at the time the credit is used.

Use of Estimates

Use of Estimates

The preparation of financial statements and related disclosures in conformity with U.S. GAAP requires the Company to make judgments, assumptions, and estimates that affect the amounts reported in its consolidated financial statements and accompanying notes. The Company bases its estimates and assumptions on existing facts, historical experience, and various other factors that it believes are reasonable under the circumstances, to determine the carrying values of assets and liabilities that are not readily apparent from other sources. The Company’s significant accounting estimates include, but are not necessarily limited to, assessing collectability on accounts receivable, determining customer life and breakage related to recognizing revenue for VIP contracts, impairment of goodwill and long-lived assets; valuation assumptions for assets acquired in asset acquisitions; valuation assumptions for stock options, warrants, warrant liabilities and equity instruments issued for goods or services; deferred income taxes and the related valuation allowances; and the evaluation and measurement of contingencies. The Company believes it has made appropriate accounting estimates based on the facts and circumstances available as of the reporting date. To the extent there are material differences between the Company’s estimates and the actual results, the Company’s future consolidated results of operations will be affected.

Use of Estimates

The preparation of financial statements and related disclosures in conformity with U.S. GAAP requires the Company to make judgments, assumptions, and estimates that affect the amounts reported in its consolidated financial statements and accompanying notes. The Company bases its estimates and assumptions on existing facts, historical experience, and various other factors that it believes are reasonable under the circumstances, to determine the carrying values of assets and liabilities that are not readily apparent from other sources. The Company’s significant accounting estimates include, but are not necessarily limited to, assessing collectability on accounts receivable, the determination of customer life and breakage related to recognizing revenue for VIP contracts, impairment of goodwill and long-lived assets; valuation assumptions for assets acquired in asset acquisitions; valuation assumptions for stock options, warrants, warrant liabilities and equity instruments issued for goods or services; deferred income taxes and the related valuation allowances; and the evaluation and measurement of contingencies. Additionally, the full impact of COVID-19 is unknown and cannot be reasonably estimated. However, the Company has made appropriate accounting estimates based on the facts and circumstances available as of the reporting date. To the extent there are material differences between the Company’s estimates and the actual results, the Company’s future consolidated results of operations will be affected.

Cash and Cash Equivalents

Cash and Cash Equivalents

All highly liquid investments purchased with an original maturity of three months or less that are freely available for the Company’s immediate and general business use are classified as cash and cash equivalents.

Cash and Cash Equivalents

All highly liquid investments purchased with an original maturity of three months or less that are freely available for the Company’s immediate and general business use are classified as cash and cash equivalents.

Accounts Receivable, Net

Accounts Receivable, Net

Accounts receivable represent amounts due from customers in the ordinary course of business and are recorded at the invoiced amount and do not bear interest. Accounts receivable are stated at the net amount expected to be collected, using an expected credit loss methodology to determine the allowance for expected credit losses. The Company evaluates the collectability of its accounts receivable and determines the appropriate allowance for expected credit losses based on a combination of factors, including the aging of the receivables, historical collection trends, and charge-offs. When the Company is aware of a customer’s inability to meet its financial obligation, the Company may individually evaluate the related receivable to determine the allowance for expected credit losses. The Company uses specific criteria to determine uncollectible receivables to be charged-off, including bankruptcy filings, the referral of customer accounts to outside parties for collection, and the length that accounts remain past due.

Accounts Receivable, Net

Accounts receivable represents amounts due from customers in the ordinary course of business and are recorded at the invoiced amount and do not bear interest. Accounts receivable are stated at the net amount expected to be collected, using an expected credit loss methodology to determine the allowance for expected credit losses. The Company evaluates the collectability of its accounts receivable and determines the appropriate allowance for expected credit losses based on a combination of factors, including the aging of the receivables, historical collection trends, and charge-offs. When the Company is aware of a customer’s inability to meet its financial obligation, the Company may individually evaluate the related receivable to determine the allowance for expected credit losses. The Company uses specific criteria to determine uncollectible receivables to be charged-off, including bankruptcy filings, the referral of customer accounts to outside parties for collection, and the length that accounts remain past due.

Property and Equipment, Net

Property and Equipment, Net

Property and equipment are stated at historical cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, which ranges from 3 to 5 years. Amortization of leasehold improvements is recognized using the straight-line method over the shorter of the life of the improvement or the term of the respective leases which range between 5 and 7 years. The Company does not begin depreciating assets until assets are placed in service.

Property and Equipment, Net

Property and equipment are stated at historical cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, which ranges from 4 to 5 years. Amortization of leasehold improvements is recognized using the straight-line method over the shorter of the life of the improvement or the term of the respective leases which range between 5 and 7 years. The Company does not begin depreciating assets until assets are placed in service.

Intangible Assets, Net

Intangible Assets, Net

Goodwill is the excess of acquisition cost of an acquired entity over the fair value of the identifiable net assets acquired. Goodwill is not amortized but tested for impairment annually or whenever indicators of impairment exist. These indicators may include a significant change in the business climate, legal factors, operating performance indicators, competition, sale or disposition of a significant portion of the business or other factors. We test for impairment annually as of December 31. There were no quantitative or qualitative indicators of impairment that occurred for the year ended December 31, 2023, or for the three and nine months ended September 30, 2024, accordingly no impairment was required.

Intangible assets consist of assets acquired from First Vivos and costs paid to (i) MyoCorrect, from whom the Company acquired certain assets related to its OMT service in March 2021, (ii) Lyon Management and Consulting, LLC and its affiliates (“Lyon Dental”), from whom the Company acquired certain medical billing and practice management software, licenses and contracts in April 2021 (including the software underlying AireO2) for work related to the Company’s acquired patents, intellectual property and customer contracts and (iii) AFD, from whom the Company acquired certain U.S. and international patents, trademarks, product rights, and other miscellaneous intellectual property in March 2023. The identifiable intangible assets acquired from First Vivos and Lyon Dental for customer contracts are amortized using the straight-line method over the estimated life of the assets, which approximates 5 years (See Note 5). The costs paid to MyoCorrect, Lyon Dental and AFD for patents and intellectual property are amortized over the life of the underlying patents, which approximates 15 years.

Intangible Assets, Net

Goodwill is the excess of acquisition cost of an acquired entity over the fair value of the identifiable net assets acquired. Goodwill is not amortized but tested for impairment annually or whenever indicators of impairment exist. These indicators may include a significant change in the business climate, legal factors, operating performance indicators, competition, sale or disposition of a significant portion of the business or other factors. We test for impairment annually as of December 31. There were no quantitative or qualitative indicators of impairment that occurred for the year ended December 31, 2023, and no impairment was required.

Intangible assets consist of assets acquired from First Vivos and costs paid to (i) MyoCorrect, from whom the Company acquired certain assets related to its OMT service in March 2021, (ii) Lyon Management and Consulting, LLC and its affiliates (“Lyon Dental”), from whom the Company acquired certain medical billing and practice management software, licenses and contracts in April 2021 (including the software underlying AireO2) for work related to the Company’s acquired patents, intellectual property and customer contracts and (iii) AFD, from whom the Company acquired certain U.S. and international patents, trademarks, product rights, and other miscellaneous intellectual property in March 2023. The identifiable intangible assets acquired from First Vivos and Lyon Dental for customer contracts are amortized using the straight-line method over the estimated life of the assets, which approximates 5 years (See Note 5). The costs paid to MyoCorrect, Lyon Dental and AFD for patents and intellectual property are amortized over the life of the underlying patents, which approximates 15 years.

Intangible assets consist of assets acquired from First Vivos and costs paid to (i) MyoCorrect, from whom the Company acquired certain assets related to its OMT service in March 2021, (ii) Lyon Management and Consulting, LLC and its affiliates (“Lyon Dental”), from whom the Company acquired certain medical billing and practice management software, licenses and contracts in April 2021 (including the software underlying AireO2) for work related to the Company’s acquired patents, intellectual property and customer contracts and (iii) AFD, from whom the Company acquired certain U.S. and international patents, trademarks, product rights, and other miscellaneous intellectual property in March 2023. The identifiable intangible assets acquired from First Vivos and Lyon Dental for customer contracts are amortized using the straight-line method over the estimated life of the assets, which approximates 5 years (See Note 5). The costs paid to MyoCorrect, Lyon Dental and AFD for patents and intellectual property are amortized over the life of the underlying patents, which approximates 15 years.

Impairment of Long-lived Assets

Impairment of Long-lived Assets

We review and evaluate the recoverability of long-lived assets whenever events or changes in circumstances indicate that an asset’s carrying amount may not be recoverable. Such circumstances could include, but are not limited to, (1) a significant decrease in the market value of an asset, (2) a significant adverse change in the extent or manner in which an asset is used, or (3) an adverse action or assessment by a regulator. We measure the carrying amount of the asset against the estimated undiscounted future cash flows associated with it. Should the sum of the expected future net cash flows be less than the carrying value of the asset being evaluated, an impairment loss would be recognized. The impairment loss would be calculated as the amount by which the carrying value of the asset exceeds its fair value. The fair value is measured based on quoted market prices, if available. If quoted market prices are not available, the estimate of fair value is based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires us to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts. There were no quantitative or qualitative indicators of impairment that occurred for the year ended December 31, 2023, or for the three and nine months ended September 30, 2024, accordingly no impairment was required.

Impairment of Long-lived Assets

We review and evaluate the recoverability of long-lived assets whenever events or changes in circumstances indicate that an asset’s carrying amount may not be recoverable. Such circumstances could include, but are not limited to, (1) a significant decrease in the market value of an asset, (2) a significant adverse change in the extent or manner in which an asset is used, or (3) an adverse action or assessment by a regulator. We measure the carrying amount of the asset against the estimated undiscounted future cash flows associated with it. Should the sum of the expected future net cash flows be less than the carrying value of the asset being evaluated, an impairment loss would be recognized. The impairment loss would be calculated as the amount by which the carrying value of the asset exceeds its fair value. The fair value is measured based on quoted market prices, if available. If quoted market prices are not available, the estimate of fair value is based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires us to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts. There were no quantitative or qualitative indicators of impairment that occurred for the year ended December 31, 2023, and no impairment was required.

Equity Offering Costs

Equity Offering Costs

Commissions, legal fees and other costs that are directly associated with equity offerings are capitalized as deferred offering costs, pending a determination of the success of the offering. Deferred offering costs related to successful offerings are charged to additional paid-in capital in the period it is determined that the offering was successful. Deferred offering costs related to unsuccessful equity offerings are recorded as an expense in the period when it is determined that an offering is unsuccessful.

Equity Offering Costs

Commissions, legal fees and other costs that are directly associated with equity offerings are capitalized as deferred offering costs, pending a determination of the success of the offering. Deferred offering costs related to successful offerings are charged to additional paid-in capital in the period it is determined that the offering was successful. Deferred offering costs related to unsuccessful equity offerings are recorded as expense in the period when it is determined that an offering is unsuccessful.

Employee Retention Tax Credit

Employee Retention Tax Credit

The employee retention tax credit (“ERTC”) for 2020 was established under the Coronavirus Aid, Relief, and Economic Security Act of 2020 (the “CARES Act”) and amended by the Taxpayer Certainty and Disaster Tax Relief Act of 2020 (the “Relief Act”). The ERTC provided for changes in the employee retention credit for 2020 and provided an additional credit for the first, second and third calendar quarters of 2021. Employers are eligible for the credit if they experienced either a full or partial suspension of operations during any calendar quarter because of governmental orders due to the COVID-19 pandemic or if they experienced a significant decline in gross receipts based on a comparison of quarterly revenue results for 2020 and/or 2021 and the corresponding quarters in 2019. The ERTC is a refundable credit that employers can claim on qualified wages paid to employees, including certain health insurance costs.

According to the Internal Revenue Service (“IRS”) Notice 2021-20, “Guidance on the Employee Retention Credit under Section 2301 of the Coronavirus Aid, Relief, and Economic Security Act,” the period during which there is a significant decline in gross receipts is determined by identifying the first quarter in 2020 in which the gross receipts are less than 50% of its gross receipts for the same period in 2019. The employee retention credit is available only to eligible employers. Section 2301(c)(2)(A) of the CARES Act defines the term “eligible employer” as any employer carrying on a trade or business during calendar year 2020, and, with respect to any calendar quarter, for which (1) the operation of the trade or business carried on during calendar year 2020 is fully or partially suspended due to orders from an appropriate governmental authority limiting commerce, travel, or group meetings (for commercial, social, religious, or other purposes) due to COVID-19, or (2) such calendar quarter is within the period in which the employer had a significant decline in gross receipts, as described in section 2301(c)(2)(B) of the CARES Act. VIP dentists and potential VIPs were forced to close their offices during 2020 as a result of COVID-19. Therefore, the Company qualifies as an eligible employer under this under the CARES Act.

Section 2301(c)(3)(A)(ii) of the CARES Act also provides that if an eligible employer averaged 100 or fewer employees in 2019 (a “small eligible employer”), qualified wages are those wages paid by the eligible employer with respect to an employee during any period described in section 2301(c)(2)(A)(ii)(I) of the CARES Act (relating to a calendar quarter for which the operation of a trade or business is fully or partially suspended due to a governmental order) or during a calendar quarter within the period described in section 2301(c)(2)(A)(ii)(II) of the CARES Act (relating to a significant decline in gross receipts). The Company averaged fewer than 80 employees in 2019 and is therefore considered a small eligible employer under the CARES Act.

Healthcare plan expenses were not included in the analysis, although they are eligible if an employee has paid health insurance through their paycheck. Section 2301(c)(5)(B) of the CARES Act provides that “wages” include amounts paid by an eligible employer to provide and maintain a group health plan (as defined in section 5000(b)(1) of the Code), but only to the extent that the amounts are excluded from the gross income of employees by reason of section 106(a) of the Code. The Company pays the first $500 of healthcare insurance for each employee, which generally covers the monthly cost of their insurance. Because of this, the Company conservatively did not include any of the cost of insurance in its analysis. Additionally, PPP loan amounts were deducted from the amount of total wages paid before calculating the qualified ERTC wages. The Company applied for the ERTC using Vivos Therapeutics Inc.’s payroll, which covers 95% of its employees.

As indicated above, for 2020, companies were eligible for a credit equal to 50 percent of the first ten thousand dollars ($10,000) of qualified wages paid per employee in the aggregate of each eligible quarter. Therefore, the maximum ERTC for the Company for 2020 is five thousand dollars ($5,000) per employee. For the second and fourth quarters of 2020, the total eligible credit was limited to approximately $0.5 million.

For 2021, the ERTC was 70% of the first ten thousand qualified wages paid per employee each quarter. Accordingly, the credit was limited to approximately $0.7 million. As there is no authoritative guidance under U.S. GAAP on accounting for government assistance to for-profit business entities, the Company accounted for the ERTC by analogy to ASC 450, Contingencies. Accordingly, under ASC 450, entities would treat the ERTCs (whether received in cash or as an offset to current or future payroll taxes) as if they were gain contingencies. When applying ASC 450-30, entities would not consider the probability of complying with the terms of the ERC program but, rather, would defer any recognition in the income statement until all uncertainties are resolved and the income is “realized” or “realizable” (i.e., upon receipt of the funds or formal notice by the IRS that the company is entitled to such funds). In our case, the Company elected to follow a more conservative approach and instead of recognizing a receivable for amounts to be received when the amended tax forms were filed in 2022, it was decided to wait for the notice from IRS and cash was received. As for financial statement presentation, it is believed that either classifying the amounts as a reduction to payroll tax expense (expense off-set is however contrary to U.S. GAAP) or as other income to be acceptable with appropriate disclosure of the election made by the company. However, the IRS issued a renewed warning regarding the ERTC on March 7, 2023 urging taxpayers to carefully review the ERTC guidelines. The Company continues to evaluate additional information from the IRS, and elected to disclose the funds received as a separate line item under long-term liabilities on the balance sheet, until more information becomes available from the IRS. As a result, as of September 30, 2024, and December 31, 2023, approximately $1.2 million is reflected under long-term liabilities.

Employee Retention Tax Credit

The employee retention tax credit (“ERTC”) for 2020 was established under the Coronavirus Aid, Relief, and Economic Security Act of 2020 (the “CARES Act”) and amended by the Taxpayer Certainty and Disaster Tax Relief Act of 2020 (the “Relief Act”). The ERTC provided for changes in the employee retention credit for 2020 and provided an additional credit for the first, second and third calendar quarters of 2021. Employers are eligible for the credit if they experienced either a full or partial suspension of operations during any calendar quarter because of governmental orders due to the COVID-19 pandemic or if they experienced a significant decline in gross receipts based on a comparison of quarterly revenue results for 2020 and/or 2021 and the corresponding quarters in 2019. The ERTC is a refundable credit that employers can claim on qualified wages paid to employees, including certain health insurance costs.

According to the Internal Revenue Service (“IRS”) Notice 2021-20, “Guidance on the Employee Retention Credit under Section 2301 of the Coronavirus Aid, Relief, and Economic Security Act,” the period during which there is a significant decline in gross receipts is determined by identifying the first quarter in 2020 in which the gross receipts are less than 50% of its gross receipts for the same period in 2019. The employee retention credit is available only to eligible employers. Section 2301(c)(2)(A) of the CARES Act defines the term “eligible employer” as any employer carrying on a trade or business during calendar year 2020, and, with respect to any calendar quarter, for which (1) the operation of the trade or business carried on during calendar year 2020 is fully or partially suspended due to orders from an appropriate governmental authority limiting commerce, travel, or group meetings (for commercial, social, religious, or other purposes) due to COVID-19, or (2) such calendar quarter is within the period in which the employer had a significant decline in gross receipts, as described in section 2301(c)(2)(B) of the CARES Act. VIP dentists and potential VIPs were forced to close their offices during 2020 as a result of COVID-19. Therefore, the Company qualifies as an eligible employer under this under the CARES Act.

Section 2301(c)(3)(A)(ii) of the CARES Act also provides that if an eligible employer averaged 100 or fewer employees in 2019 (a “small eligible employer”), qualified wages are those wages paid by the eligible employer with respect to an employee during any period described in section 2301(c)(2)(A)(ii)(I) of the CARES Act (relating to a calendar quarter for which the operation of a trade or business is fully or partially suspended due to a governmental order) or during a calendar quarter within the period described in section 2301(c)(2)(A)(ii)(II) of the CARES Act (relating to a significant decline in gross receipts). The Company averaged fewer than 80 employees in 2019 and is therefore considered a small eligible employer under the CARES Act.

Healthcare plan expenses were not included in the analysis, although they are eligible if an employee has paid health insurance through their paycheck. Section 2301(c)(5)(B) of the CARES Act provides that “wages” include amounts paid by an eligible employer to provide and maintain a group health plan (as defined in section 5000(b)(1) of the Code), but only to the extent that the amounts are excluded from the gross income of employees by reason of section 106(a) of the Code. The Company pays the first $500 of healthcare insurance for each employee, which generally covers the monthly cost of their insurance. Because of this, the Company conservatively did not include any of the cost of insurance in its analysis. Additionally, PPP loan amounts were deducted from the amount of total wages paid before calculating the qualified ERTC wages. The Company applied for the ERTC using Vivos Therapeutics Inc.’s payroll, which covers 95% of its employees.

As indicated above, for 2020, companies were eligible for a credit equal to 50 percent of the first ten thousands of qualified wages paid per employee in the aggregate of each eligible quarter. Therefore, the maximum ERTC for the Company for 2020 is five thousand ($5,000) per employee. For the second and fourth quarters of 2020, the total eligible credit was limited to approximately $0.5 million.

For 2021, the ERTC was 70% of the first ten thousand qualified wages paid per employee each quarter. Accordingly, the credit was limited to approximately $0.7 million. As there is no authoritative guidance under U.S. GAAP on accounting for government assistance to for-profit business entities, the Company accounted for the ERTC by analogy to ASC 450, Contingencies. Accordingly, under ASC 450, entities would treat the ERTCs (whether received in cash or as an offset to current or future payroll taxes) as if they were gain contingencies. When applying ASC 450-30, entities would not consider the probability of complying with the terms of the ERC program but, rather, would defer any recognition in the income statement until all uncertainties are resolved and the income is “realized” or “realizable” (i.e., upon receipt of the funds or formal notice by the IRS that the company is entitled to such funds). In our case, the Company elected to follow a more conservative approach and instead of recognizing a receivable for amounts to be received when the amended tax forms were filed in 2022, it was decided to wait for the notice from IRS and cash was received. As for financial statement presentation, it is believed that either classifying the amounts as a reduction to payroll tax expense (expense off-set is however contrary to U.S. GAAP) or as other income to be acceptable with appropriate disclosure of the election made by the company. However, the IRS issued a renewed warning regarding the ERTC on March 7, 2023 urging taxpayers to carefully review the ERTC guidelines. The Company continues to evaluate additional information from the IRS, and elected to disclose the funds received as a separate line item under long-term liabilities on the balance sheet, until more information becomes available from the IRS. As a result, for the period ending December 31, 2023, approximately $1.2 million was recorded under long-term liabilities.

Loss and Gain Contingencies

Loss and Gain Contingencies

The Company is subject to the possibility of various loss contingencies arising in the ordinary course of business. An estimated loss contingency is accrued when it is probable that an asset has been impaired, or a liability has been incurred, and the amount of loss can be reasonably estimated. If some amount within a range of loss appears to be a better estimate than any other amount within the range, the Company accrues that amount. Alternatively, when no amount within a range of loss appears to be a better estimate than any other amount, the Company accrues the lowest amount in the range. If the Company determines that a loss is reasonably possible and the range of the loss is estimable, then the Company discloses the range of the possible loss. If the Company cannot estimate the range of loss, it will disclose the reason why it cannot estimate the range of loss. The Company regularly evaluates current information available to it to determine whether an accrual is required, an accrual should be adjusted and if a range of possible loss should be disclosed. Legal fees related to contingencies are charged to general and administrative expenses as incurred. Contingencies that may result in gains are not recognized until realization is assured, which typically requires collection in cash.

Loss and Gain Contingencies

The Company is subject to the possibility of various loss contingencies arising in the ordinary course of business. An estimated loss contingency is accrued when it is probable that an asset has been impaired, or a liability has been incurred, and the amount of loss can be reasonably estimated. If some amount within a range of loss appears to be a better estimate than any other amount within the range, the Company accrues that amount. Alternatively, when no amount within a range of loss appears to be a better estimate than any other amount, the Company accrues the lowest amount in the range. If the Company determines that a loss is reasonably possible and the range of the loss is estimable, then the Company discloses the range of the possible loss. If the Company cannot estimate the range of loss, it will disclose the reason why it cannot estimate the range of loss. The Company regularly evaluates current information available to it to determine whether an accrual is required, an accrual should be adjusted and if a range of possible loss should be disclosed. Legal fees related to contingencies are charged to general and administrative expense as incurred. Contingencies that may result in gains are not recognized until realization is assured, which typically requires collection in cash.

Share-Based Compensation

Share-Based Compensation

The Company measures the cost of employee and director services received in exchange for all equity awards granted, including stock options, based on the fair market value of the award as of the grant date. The Company computes the fair value of stock options using the Black-Scholes-Merton (“BSM”) option pricing model. The Company estimates the expected term using the simplified method which is the average of the vesting term and the contractual term of the respective options. The Company determines the expected price volatility based on the historical volatilities of shares of the Company’s peer group as the Company does not have a sufficient trading history for its Common Stock. Industry peers consist of several public companies in the bio-tech industry similar to the Company in size, stage of life cycle and financial leverage. The Company intends to continue to consistently apply this process using the same or similar public companies until a sufficient amount of historical information regarding the volatility of the Company’s own stock price becomes available, or unless circumstances change such that the identified companies are no longer similar to the Company, in which case, more suitable companies whose share prices are publicly available would be utilized in the calculation. The Company recognizes the cost of the equity awards over the period that services are provided to earn the award, usually the vesting period. For awards granted which contain a graded vesting schedule, and the only condition for vesting is a service condition, compensation cost is recognized as an expense on a straight-line basis over the requisite service period as if the award were, in substance, a single award. The Company recognizes the impact of forfeitures and cancellations in the period that the forfeiture or cancellation occurs, rather than estimating the number of awards that are not expected to vest in accounting for stock-based compensation.

Share-Based Compensation

The Company measures the cost of employee and director services received in exchange for all equity awards granted, including stock options, based on the fair market value of the award as of the grant date. The Company computes the fair value of stock options using the Black-Scholes-Merton (“BSM”) option pricing model. The Company estimates the expected term using the simplified method which is the average of the vesting term and the contractual term of the respective options. The Company determines the expected price volatility based on the historical volatilities of shares of the Company’s peer group as the Company does not have a sufficient trading history for its Common Stock. Industry peers consist of several public companies in the bio-tech industry similar to the Company in size, stage of life cycle and financial leverage. The Company intends to continue to consistently apply this process using the same or similar public companies until a sufficient amount of historical information regarding the volatility of the Company’s own stock price becomes available, or unless circumstances change such that the identified companies are no longer similar to the Company, in which case, more suitable companies whose share prices are publicly available would be utilized in the calculation. The Company recognizes the cost of the equity awards over the period that services are provided to earn the award, usually the vesting period. For awards granted which contain a graded vesting schedule, and the only condition for vesting is a service condition, compensation cost is recognized as an expense on a straight-line basis over the requisite service period as if the award were, in substance, a single award. The Company recognizes the impact of forfeitures and cancellations in the period that the forfeiture or cancellation occurs, rather than estimating the number of awards that are not expected to vest in accounting for stock-based compensation.

Leases

Leases

Operating leases are included in operating lease right-of-use (“ROU”) assets, accrued expenses, and operating lease liability - current and non-current portion in our balance sheets. ROU assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at the lease commencement date based on the present value of lease payments over the lease term. In determining the present value of lease payments, we use our incremental borrowing rate based on the information available at the lease commencement date as the rate implicit in the lease is not readily determinable. The determination of our incremental borrowing rate requires management judgment based on information available at lease commencement. The operating lease ROU assets also include adjustments for prepayments, accrued lease payments and exclude lease incentives. Our lease terms may include options to extend or terminate the lease when it is reasonably certain that we will exercise such options. Operating lease cost is recognized on a straight-line basis over the expected lease term. Lease agreements entered into after the adoption of ASC 842 that include lease and non-lease components are accounted for as a single lease component. Lease agreements with a noncancelable term of less than 12 months are not recorded on our balance sheets.

Leases

Operating leases are included in operating lease right-of-use (“ROU”) asset, accrued expenses, and operating lease liability - current and non-current portion in our balance sheets. ROU assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at the lease commencement date based on the present value of lease payments over the lease term. In determining the present value of lease payments, we use our incremental borrowing rate based on the information available at the lease commencement date as the rate implicit in the lease is not readily determinable. The determination of our incremental borrowing rate requires management judgment based on information available at lease commencement. The operating lease ROU assets also include adjustments for prepayments, accrued lease payments and exclude lease incentives. Our lease terms may include options to extend or terminate the lease when it is reasonably certain that we will exercise such options. Operating lease cost is recognized on a straight-line basis over the expected lease term. Lease agreements entered into after the adoption of ASC 842 that include lease and non-lease components are accounted for as a single lease component. Lease agreements with a noncancelable term of less than 12 months are not recorded on our balance sheets.

Income Taxes

Income Taxes

The Company accounts for income taxes in accordance with Accounting Standards Codification (“ASC”) 740, Income Taxes, under which deferred income taxes are recognized based on the estimated future tax effects of differences between the financial statement and tax bases of assets and liabilities given the provisions of enacted tax laws. Deferred income tax provisions and benefits are based on changes to the assets or liabilities from year to year. In providing for deferred taxes, the Company considers tax regulations of the jurisdictions in which the Company operates, estimates of future taxable income, and available tax planning strategies. If tax regulations, operating results, or the ability to implement tax-planning strategies vary, adjustments to the carrying value of deferred tax assets and liabilities may be required. A valuation allowance is recorded when it is more likely than not that a deferred tax asset will not be realized. The recorded valuation allowance is based on significant estimates and judgments and if the facts and circumstances change, the valuation allowance could materially change. In accounting for uncertainty in income taxes, the Company recognizes the financial statement benefit of a tax position only after determining that the relevant tax authority would more likely than not sustain the position following an audit. For tax positions meeting the more likely than not threshold, the amount recognized in the financial statements is the largest benefit that has a greater than 50 percent likelihood of being realized upon ultimate settlement with the relevant tax authority. The Company recognizes interest and penalties accrued on any unrecognized tax benefits as a component of income tax expense.

Income Taxes

The Company accounts for income taxes in accordance with Accounting Standards Codification (“ASC”) 740, Income Taxes, under which deferred income taxes are recognized based on the estimated future tax effects of differences between the financial statement and tax bases of assets and liabilities given the provisions of enacted tax laws. Deferred income tax provisions and benefits are based on changes to the assets or liabilities from year to year. In providing for deferred taxes, the Company considers tax regulations of the jurisdictions in which the Company operates, estimates of future taxable income, and available tax planning strategies. If tax regulations, operating results, or the ability to implement tax-planning strategies vary, adjustments to the carrying value of deferred tax assets and liabilities may be required. A valuation allowance is recorded when it is more likely than not that a deferred tax asset will not be realized. The recorded valuation allowance is based on significant estimates and judgments and if the facts and circumstances change, the valuation allowance could materially change. In accounting for uncertainty in income taxes, the Company recognizes the financial statement benefit of a tax position only after determining that the relevant tax authority would more likely than not sustain the position following an audit. For tax positions meeting the more likely than not threshold, the amount recognized in the financial statements is the largest benefit that has a greater than 50 percent likelihood of being realized upon ultimate settlement with the relevant tax authority. The Company recognizes interest and penalties accrued on any unrecognized tax benefits as a component of income tax expense.

Basic and Diluted Net Loss Per Share

Basic and Diluted Net Loss Per Share

Basic net loss per common share is computed by dividing the net loss applicable to common stockholders by the weighted average number of common shares outstanding for each period presented. Diluted net loss per common share is computed by giving effect to all potential shares of Common Stock, including stock options, convertible debt, Preferred Stock, and warrants, to the extent the same are dilutive.

Basic and Diluted Net Loss Per Share

Basic net loss per common share is computed by dividing the net loss applicable to common stockholders by the weighted average number of common shares outstanding for each period presented. Diluted net loss per common share is computed by giving effect to all potential shares of Common Stock, including stock options, convertible debt, Preferred Stock, and warrants, to the extent dilutive.

Warrant Accounting

Warrant Accounting

The Company accounts for its warrants and financial instruments as either equity or liabilities based upon the characteristics and provisions of each instrument, in accordance with ASC 815, Derivatives and Hedging and ASC 480, Distinguishing Liabilities from Equity. Warrants classified as equity are recorded at fair value as of the date of issuance on the Company’s consolidated balance sheets and no further adjustments to their valuation are made. Warrants classified as liabilities and other financial instruments that require separate accounting as liabilities are recorded on the Company’s consolidated balance sheets at their fair value on the date of issuance and will be revalued on each subsequent balance sheet date until such instruments are exercised or expire, with any changes in the fair value between reporting periods recorded as other income or expense. Management estimates the fair value of these liabilities using the Black-Scholes model and assumptions that are based on the individual characteristics of the warrants or instruments on the valuation date, as well as assumptions for future financings, expected volatility, expected life, yield, and risk-free interest rate.

Warrant Accounting

The Company accounts for its warrants and financial instruments as either equity or liabilities based upon the characteristics and provisions of each instrument, in accordance with ASC 815, Derivatives and Hedging. Warrants classified as equity are recorded at fair value as of the date of issuance on the Company’s consolidated balance sheets and no further adjustments to their valuation are made. Warrants classified as liabilities and other financial instruments that require separate accounting as liabilities are recorded on the Company’s consolidated balance sheets at their fair value on the date of issuance and will be revalued on each subsequent balance sheet date until such instruments are exercised or expire, with any changes in the fair value between reporting periods recorded as other income or expense. Management estimates the fair value of these liabilities using the Black-Scholes model and assumptions that are based on the individual characteristics of the warrants or instruments on the valuation date, as well as assumptions for future financings, expected volatility, expected life, yield, and risk-free interest rate.

Segment Information

Segment Information

We manage our business within one reportable segment. The Company’s Chief Executive Officer, who is considered to be the chief operating decision maker (“CODM”), reviews financial information presented on a consolidated basis, accompanied by information about operations for purposes of making operating decisions and assessing financial performance.

Segment Information

We manage our business within one reportable segment. The Company’s Chief Executive Officer, who is considered to be the chief operating decision maker (CODM), reviews financial information presented on a consolidated basis, accompanied by information about operations for purposes of making operating decisions and assessing financial performance.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

Presented below is a discussion of new accounting standards including deadlines for adoption assuming that the Company retains its designation as an EGC.

In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The standard requires disclosure of significant segment expenses that are regularly provided to the CODM and included within each reported measure of segment profit or loss, an amount and description of its composition for other segment items to reconcile to segment profit or loss, and the title and position of the entity’s CODM. The amendments in this update also expand the interim segment disclosure requirements. This authoritative guidance will be effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. We are currently evaluating the effect of this new guidance on our consolidated financial statements and disclosures.

In November 2, 2024, the FASB issued ASU No. 2024-03, Disaggregation of Income Statement Expenses (“ASU 2024-03”). The standard’s purpose is “to improve the disclosures about a public business entity’s expenses and address requests from investors for more detailed information about the types of expenses (including purchases of inventory, employee compensation, depreciation, amortization, and depletion) in commonly presented expense captions (such as cost of sales, SG&A, and research and development).” Public companies will be required to disclose in the notes to financial statements specified information about certain costs and expenses at each interim and annual reporting period. Specifically, they will be required to:

1.	Disclose the amounts of (a) purchases of inventory; (b) employee compensation; (c) depreciation; (d) intangible asset amortization; and (e) depreciation, depletion, and amortization recognized as part of oil- and gas-producing activities (or other amounts of depletion expense) included in each relevant expense caption.
2.	Include certain amounts that are already required to be disclosed under current generally accepted accounting principles (GAAP) in the same disclosure as the other disaggregation requirements.
3.	Disclose a qualitative description of the amounts remaining in relevant expense captions that are not separately disaggregated quantitatively.
4.	Disclose the total amount of selling expenses and, in annual reporting periods, an entity’s definition of selling expenses.

The amendments in the ASU are effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. We are currently evaluating the effect of this new guidance on our consolidated financial statements and disclosures.

We have reviewed and considered all other recent accounting pronouncements that have not yet been adopted and believe there are none that could potentially have a material impact on our business practices, financial condition, results of operations, or disclosures.

Recent Accounting Pronouncements

Presented below is a discussion of new accounting standards including deadlines for adoption assuming that the Company retains its designation as an EGC.

Recently Adopted Standards. The following recently issued accounting standards were adopted by the Company during the period ended December 31, 2023:

In June 2016, the Financial Accounting Standards Board (“FASB”) issued ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. ASU 2016-13 amends the guidance on the impairment of financial instruments. This guidance requires use of an impairment model (known as the “current expected credit losses”, or CECL model) that is based on expected losses rather than incurred losses. Under the new guidance, an entity recognizes, as an allowance, its estimate of expected credit losses. The Company adopted the new accounting standard on January 1, 2023. The adoption of this standard did not have a material impact on the Company’s consolidated financial statements.

Emerging Growth Company Status

Emerging Growth Company Status

The Company is an “emerging growth company” (an “EGC”), as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and as a result, the Company may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not EGCs. These include, but are not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002 (the “Sarbanes-Oxley Act”), reduced disclosure obligations regarding executive compensation, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts EGCs from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-EGC but any such election to opt out is irrevocable. The Company currently expects to retain its status as an EGC until the year ending December 31, 2026, but this status could end sooner under certain circumstances.

Revenue Recognition

Revenue Recognition

The Company generates revenue from the sale of products and services. A significant majority of the Company’s revenues are generated from enrolling dentists as either (i) Guided Growth and Development VIPs; (ii) Lifeline VIPs; (iii) combined Guided Growth and Development and Lifeline VIPs; or Premier Vivos Integrated Providers (Premier VIPs). Prior to the second quarter of 2023, the majority of VIP enrollments were Premier VIPs. The other, lower priced enrollments were piloted in prior fiscal quarters on a limited basis. They were officially adopted during the second quarter of 2023. For each VIP program, revenue is recognized when control of the products or services is transferred to customers (i.e., VIP dentists ordering such products or services for their patients) in a manner that reflects the consideration the Company expects to be entitled to in exchange for those products and services.

Following the guidance of ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”) and the applicable provisions of ASC Topic 842, Leases (“ASC 842”), the Company determines revenue recognition through the following five-step model, which entails:

1)	identification of the promised goods or services in the contract;
2)	determination of whether the promised goods or services are performance obligations, including whether they are distinct in the context of the contract;
3)	measurement of the transaction price, including the constraint on variable consideration;
4)	allocation of the transaction price to the performance obligations; and
5)	recognition of revenue when, or as the Company satisfies each performance obligation.

Service Revenue

VIP Enrollment Revenue

The Company reviews its VIP enrollment contracts from a revenue recognition perspective using the 5-step method outlined above. All program enrollees, irrespective of their level of enrollment, are commonly referred to as VIPs, unless it is necessary to specify their particular program. Once it is determined that a contract exists (i.e., a VIP enrollment agreement is executed and payment is received), service revenue related to VIP enrollments is recognized when the underlying services are performed. The price of the Premier VIP enrollment that the VIP pays upon execution of the contract is significant, running at approximately $26,200, with different entry levels for the various programs described above. Unearned revenue reported on the balance sheet as contract liability represents the portion of fees paid by VIP customers for services that have not yet been performed as of the reporting date and are recorded as the service is rendered. The Company recognizes this revenue as performance obligations are met. Accordingly, the contract liability for unearned revenue is a significant liability for the Company. Provisions for discounts are provided in the same period that the related revenue from the products and/or services is recorded.

The Company enters into programs that may provide for multiple performance obligations. Commencing in 2018, the Company began enrolling medical and dental professionals in a one-year program (now known as the Premier VIP Program) which includes training in a highly personalized, deep immersion workshop format which provides the Premier VIP dentist access to a team who is dedicated to creating a successful integrated practice.

VIP enrollment fees include multiple performance obligations which vary on a contract-by-contract basis. The performance obligations included with enrollments may include sleep apnea rings, a six or twelve months BIS subscription, a marketing package, lab credits and the right to sell our appliances. The Company allocates the transaction price of a VIP enrollment contract to each performance obligation under such contract using the relative standalone selling price method. The relative standalone price method is based on the proportion of the standalone selling price of each performance obligation to the sum of the total standalone selling prices of all the performance obligations in the contract.

The right to sell is similar to a license of intellectual property because without it the VIP cannot purchase appliances from the Company. The right to sell performance obligation includes the Vivos training and enrollment materials which prepare dentists for treating their patients using The Vivos Method.

Because the right to sell is never sold outside of VIP contracts, and VIP contracts are sold for varying prices, the Company believes that it is appropriate to estimate the standalone selling price of this performance obligation using the residual method. As such, the observable prices of other performance obligations under a VIP contract will be deducted from the contract price, with the residual being allocated to the right to sell performance obligation.

The Company uses significant judgements in revenue recognition including an estimation of customer life over which it recognizes the right to sell. The Company has determined that Premier VIPs who do not complete sessions 1 and 2 of training rarely complete training at all and fail to participate in the Premier VIP program long term. Since the beginning of the Premier VIP program, just under one-third of new VIP members fall into this category, and the revenue allocated to the right to sell for those VIPs is accelerated at the time in which it becomes remote that a VIP will continue in the program. Revenue is recognized in accordance with each individual performance obligation unless it becomes remote the VIP will continue, at which time the remainder of revenue is accelerated and recognized in the following month. Those VIPs who complete training typically remain active for a much longer period, and revenue from the right to sell for those VIPs is recognized over the estimated period of which those VIPs will remain active. Because of various factors occurring year to year, the Company has estimated customer life for each year a contract is initiated. The estimated customer lives are calculated separately for each year and have been estimated at 15 months for 2020, 14 months for 2021, 18 months for 2022, and 23 months for 2023, as a result of customers staying active for longer periods of time. The right to sell is recognized on a sum of the years’ digits method over the estimated customer life for each year as this approximates the rate of decline in VIPs purchasing behaviors we have observed.

Other Service Revenue

In addition to VIP enrollment service revenue, in 2020 the Company launched BIS, an additional service on a monthly subscription basis, which includes the Company’s AireO2 medical billing and practice management software. Revenue for these services is recognized monthly during the month the services are rendered.

The Company also offers its VIPs the ability to provide MyoCorrect to the VIP’s patients as part of treatment with The Vivos Method. The program includes packages of treatment sessions that are sold to the VIPs, and resold to their patients. Revenue for MyoCorrect services is recognized over the 12-month performance period as therapy sessions occur.

Allocation of Revenue to Performance Obligations

The Company identifies all goods and services that are delivered separately under a sales arrangement and allocates revenue to each performance obligation based on relative fair values. These fair values approximate the prices for the relevant performance obligation that would be charged if those services were sold separately, and are recognized over the relevant service period of each performance obligation. After allocation to the performance obligations, any remainder is allocated to the right to sell under the residual method and is recognized over the estimated customer life. In general, revenues are separated between durable medical equipment (product revenue) and education and training services (service revenue).

Treatment of Discounts and Promotions

From time to time, the Company offers various discounts to its customers. These include the following:

1)	Discount for cash paid in full

2)	Conference or trade show incentives, such as subscription enrollment into the SleepImage® home sleep test program, or free trial period for the SleepImage® lease program
3)	Negotiated concessions on annual enrollment fee
4)	Credits/rebates to be used towards future product orders such as lab rebates

The amount of the discount is determined up front prior to the sale. Accordingly, measurement is determined before the sale occurs and revenue is recognized based on the terms agreed upon between the Company and the customer over the performance period. In rare circumstances, a discount has been given after the sale during a conference which is offering a discount to full price. In this situation revenue is measured and the change in transaction price is allocated over the remaining performance obligation.

The amount of consideration can vary by customer due to promotions and discounts authorized to incentivize a sale. Prior to the sale, the customer and the Company agree upon the amount of consideration that the customer will pay in exchange for the services the Company provides. The net consideration that the customer has agreed to pay is the expected value that is recognized as revenue over the service period. At the end of each reporting period, the Company updates the transaction price to represent the circumstances present at the end of the reporting period and any changes in circumstances during the reporting period.

Product Revenue

In addition to revenue from services, the Company also generates revenue from the sale of its line of oral devices and preformed guides (known as appliances or systems) to its customers, the VIP dentists. These include the DNA appliance®, mRNA appliance®, the mmRNA appliance, the Versa, , the Vida, the Vida Sleep and others. The Company expanded its product offerings in the first quarter of 2023 via the acquisition of certain U.S. and international patents, product rights, and other miscellaneous intellectual property from Advanced Facialdontics, LLC, a New York limited liability company (“AFD”). Revenue from appliance sales is recognized when control of product is transferred to the VIP in an amount that reflects the consideration it expects to be entitled to in exchange for those products. The VIP in turn charges the VIP’s patient and or patient’s insurance a fee for the appliance and for his or her professional services in measuring, fitting, installing the appliance and educating the patient as to its use. The Company contracts with VIPs for the sale of the appliance and is not involved in the sale of the products and services from the VIP to the VIP’s patient.

The Company’s appliances are similar to a retainer that is worn in the mouth after braces are removed. Each appliance is unique and is fitted to the patient. The Company utilizes its network of certified VIPs throughout the United States and in some non-U.S. jurisdictions to sell the appliances to their customers as well as in two dental centers that the Company operates. The Company utilizes third party contract manufacturers or labs to produce its unique, patented appliances and preformed guides. The manufacturer designated by the Company produces the appliance in strict adherence to the Company’s patents, design files, treatments, processes and procedures and under the direction and specific instruction of the Company, ships the appliance to the VIP who ordered the appliance from the Company. All of the Company’s contract manufacturers are required to follow the Company’s master design files in production of appliances or the lab will be in violation of the FDA’s rules and regulations. The Company performed an analysis under ASC 606-10-55-36 through 55-40 and concluded it is the principal in the transaction and is reporting revenue gross. The Company bills the VIP the contracted price for the appliance which is recorded as product revenue. Product revenue is recognized once the appliance ships to the VIP under the direction of the Company.

In support of the VIPs using the Company’s appliances for their patients, the Company utilizes a team of trained technicians to measure, order and fit each appliance. Upon scheduling the patient (which is the Company’s customer in this case), the center takes a deposit and reviews the patient’s insurance coverage. Revenue is recognized differently for Company owned centers than for revenue from VIPs. The Company recognizes revenue in the centers after the appliance is received from the manufacturer and once the appliance is fitted and provided to the patient.

The Company offers certain dentists (known as Clinical Advisors) discounts from standard VIP pricing. This is done to help encourage Clinical Advisors, who help the VIPs with technical aspects of the Company’s products, to purchase Company products for their own practices. In addition, from time to time, the Company offers credits to incentivize VIPs to adopt the Company’s products and increase case volume within their practices. These incentives are recorded as a liability at issuance and deducted from the related product sale at the time the credit is used.

Accounting for Payroll Protection Program Loan

Accounting for Payroll Protection Program Loan

The Company accounted for its U.S. Small Business Administration’s (“SBA”) Payroll Protection Program (“PPP”) loan as a debt instrument under ASC 470, Debt. The Company recognized the original principal balance as a financial liability with interest accrued at the contractual rate over the term of the loan. On January 21, 2022, the PPP loan received by the Company on May 8, 2020 was forgiven by the SBA in its entirety, which includes approximately $1.3 million in principal. As a result, the Company recorded a gain on the forgiveness of the loan in the quarter ended March 31, 2022 under non-operating income (expense).

Research and Development

Research and Development

Costs related to research and development are expensed as incurred and include costs associated with research and development of new products and enhancements to existing products. Research and development costs incurred were less than $0.1 million and less than $0.2 million for the years ended December 31, 2023 and 2022, respectively. These are recorded on the statement of operations under general and administrative expense.